Risk and Capital Management - Summary of Exposure Weighted by Credit Risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	R$ 784,730	R$ 714,969
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	54,715	40,276
Loan Operations - Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	139,522	124,356
Loan Operations - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	274,324	256,958
Joint Liabilities - Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	150	140
Joint Liabilities - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	45,657	43,288
Loan Commitments - Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	37,700	33,871
Loan Commitments - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	11,138	10,673
Derivatives - Future potential gain [member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	4,787	4,193
Agency transition [member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	2,422	3,330
Other exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD)	R$ 214,315	R$ 197,884